UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP VALUE FUND

FORM N-Q

JULY 31, 2018

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 10.2%
Media - 8.3%
Charter Communications Inc., Class A Shares	121,951	$37,143,836	*
Comcast Corp., Class A Shares	1,083,350	38,762,263
DISH Network Corp., Class A Shares	814,688	25,711,553	*
Twenty-First Century Fox Inc., Class B Shares	903,741	40,144,175

Total Media		141,761,827

Specialty Retail - 1.9%
Home Depot Inc.	168,043	33,191,853

TOTAL CONSUMER DISCRETIONARY		174,953,680

CONSUMER STAPLES - 6.0%
Beverages - 1.2%
Anheuser-Busch InBev SA, ADR	210,905	21,453,257

Food Products - 1.2%
McCormick & Co. Inc., Non Voting Shares	172,034	20,220,876

Household Products - 0.9%
Kimberly-Clark Corp.	134,046	15,262,477

Tobacco - 2.7%
British American Tobacco PLC, ADR	332,176	18,196,601
Philip Morris International Inc.	328,499	28,349,464

Total Tobacco		46,546,065

TOTAL CONSUMER STAPLES		103,482,675

ENERGY - 12.0%
Energy Equipment & Services - 4.4%
Halliburton Co.	679,539	28,826,045
National Oilwell Varco Inc.	503,689	24,489,359
Schlumberger Ltd.	326,210	22,025,699

Total Energy Equipment & Services		75,341,103

Oil, Gas & Consumable Fuels - 7.6%
Chevron Corp.	268,636	33,920,668
Exxon Mobil Corp.	362,445	29,542,892
Royal Dutch Shell PLC, Class A Shares, ADR	355,305	24,292,203
Suncor Energy Inc.	1,013,924	42,726,757

Total Oil, Gas & Consumable Fuels		130,482,520

TOTAL ENERGY		205,823,623

FINANCIALS - 25.1%
Banks - 14.1%
Bank of America Corp.	1,342,183	41,446,611
Citigroup Inc.	313,623	22,546,357
JPMorgan Chase & Co.	743,993	85,521,995

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
U.S. Bancorp	865,355	$45,872,469
Wells Fargo & Co.	826,069	47,325,493

Total Banks		242,712,925

Capital Markets - 2.4%
Bank of New York Mellon Corp.	419,575	22,434,675
State Street Corp.	220,001	19,428,288

Total Capital Markets		41,862,963

Consumer Finance - 3.4%
American Express Co.	358,775	35,705,288
Capital One Financial Corp.	219,276	20,682,112
Synchrony Financial	62,761	1,816,304

Total Consumer Finance		58,203,704

Insurance - 5.2%
Marsh & McLennan Cos. Inc.	343,273	28,615,237
MetLife Inc.	353,107	16,151,114
Progressive Corp.	339,438	20,369,675
Travelers Cos Inc.	181,557	23,627,828

Total Insurance		88,763,854

TOTAL FINANCIALS		431,543,446

HEALTH CARE - 14.0%
Biotechnology - 1.7%
Amgen Inc.	146,680	28,829,954

Health Care Providers & Services - 7.6%
AmerisourceBergen Corp.	228,590	18,705,520
Anthem Inc.	193,802	49,031,906
CVS Health Corp.	522,873	33,913,543
UnitedHealth Group Inc.	114,950	29,107,639

Total Health Care Providers & Services		130,758,608

Pharmaceuticals - 4.7%
Johnson & Johnson	243,758	32,302,810
Merck & Co. Inc.	503,666	33,176,479
Novartis AG, ADR	173,461	14,553,378

Total Pharmaceuticals		80,032,667

TOTAL HEALTH CARE		239,621,229

INDUSTRIALS - 8.7%
Aerospace & Defense - 2.1%
United Technologies Corp.	268,657	36,467,501

Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	181,757	21,790,847

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Industrial Conglomerates - 3.1%
Honeywell International Inc.	329,590	$52,619,044

Machinery - 2.2%
Illinois Tool Works Inc.	266,270	38,164,479

TOTAL INDUSTRIALS		149,041,871

INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 3.1%
Motorola Solutions Inc.	433,543	52,588,766

Electronic Equipment, Instruments & Components - 2.2%
TE Connectivity Ltd.	404,962	37,892,294

Software - 4.9%
Microsoft Corp.	465,200	49,348,416
Oracle Corp.	748,020	35,665,594

Total Software		85,014,010

Technology Hardware, Storage & Peripherals - 0.7%
Xerox Corp.	480,409	12,476,222

TOTAL INFORMATION TECHNOLOGY		187,971,292

MATERIALS - 5.1%
Chemicals - 2.4%
Air Products & Chemicals Inc.	118,018	19,375,015
PPG Industries Inc.	191,320	21,171,471

Total Chemicals		40,546,486

Construction Materials - 1.6%
Martin Marietta Materials Inc.	141,690	28,255,820

Metals & Mining - 1.1%
Freeport-McMoRan Inc.	1,178,980	19,453,170

TOTAL MATERIALS		88,255,476

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	196,556	29,137,461

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T Inc.	781,444	24,982,765

UTILITIES - 1.5%
Multi-Utilities - 1.5%
Sempra Energy	224,520	25,952,267

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $940,848,930)		1,660,765,785

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $55,408,945)	1.741%	55,408,945	$55,408,945

TOTAL INVESTMENTS - 99.9% (Cost - $996,257,875)			1,716,174,730
Other Assets in Excess of Liabilities - 0.1%			2,022,457

TOTAL NET ASSETS - 100.0%			$1,718,197,187

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,660,765,785	—	—	$1,660,765,785

Short-Term Investments†	55,408,945	—	—	55,408,945

Total Investments	$1,716,174,730	—	—	$1,716,174,730

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018